Average Annual Total Returns - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIPInternationalCapitalAppreciationPortfolio-InvestorPRO - VIP International Capital Appreciation Portfolio	Apr. 30, 2025
VIP International Capital Appreciation Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	8.12%
Past 5 years	6.80%
Past 10 years	8.20%
MS112
Average Annual Return:
Past 1 year	5.72%
Past 5 years	4.27%
Past 10 years	4.98%